Risk/Return Detail Data - FidelityAdvisorFocusFunds-AMCIZComboPRO	Sep. 28, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series VII
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor® Consumer Discretionary Fund /A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Consumer Discretionary Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 54 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25 % of the average value of its portfolio.
Portfolio Turnover, Rate	25.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 54 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies principally engaged in the manufacture and distribution of consumer discretionary products and services.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	5.02%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	32.73%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(26.41%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Fidelity Advisor Consumer Discretionary Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.70%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.03%	[3]
Total annual operating expenses	0.98%
1 year	$ 669
3 years	869
5 years	1,086
10 years	1,707
1 Year	669
3 Years	869
5 Years	1,086
10 Years	$ 1,707
2014	9.48%
2015	3.83%
2016	4.14%
2017	21.77%
2018	(1.36%)
2019	26.64%
2020	36.14%
2021	18.87%
2022	(35.18%)
2023	41.58%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Fidelity Advisor Consumer Discretionary Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.71%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.03%	[3]
Total annual operating expenses	1.74%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 277
3 years	548
5 years	944
10 years	1,851
1 Year	177
3 Years	548
5 Years	944
10 Years	$ 1,851
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Fidelity Advisor Consumer Discretionary Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.72%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.03%	[3]
Total annual operating expenses	1.25%
1 year	$ 473
3 years	733
5 years	1,012
10 years	1,808
1 Year	473
3 Years	733
5 Years	1,012
10 Years	$ 1,808
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Fidelity Advisor Consumer Discretionary Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.69%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[3]
Total annual operating expenses	0.72%
1 year	$ 74
3 years	230
5 years	401
10 years	894
1 Year	74
3 Years	230
5 Years	401
10 Years	$ 894
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Fidelity Advisor Consumer Discretionary Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.56%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[3]
Total annual operating expenses	0.59%
1 year	$ 60
3 years	189
5 years	329
10 years	738
1 Year	60
3 Years	189
5 Years	329
10 Years	$ 738
Annual Return, Inception Date	Oct. 02, 2018
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Return Before Taxes | Fidelity Advisor Consumer Discretionary Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	33.44%
Past 5 years	12.13%
Past 10 years	9.69%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Return Before Taxes | Fidelity Advisor Consumer Discretionary Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	39.57%
Past 5 years	12.62%
Past 10 years	9.67%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Return Before Taxes | Fidelity Advisor Consumer Discretionary Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	36.28%
Past 5 years	12.36%
Past 10 years	9.65%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Return Before Taxes | Fidelity Advisor Consumer Discretionary Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	41.98%
Past 5 years	13.77%
Past 10 years	10.65%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | Return Before Taxes | Fidelity Advisor Consumer Discretionary Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	42.15%
Past 5 years	13.92%
Since Inception	9.84%	[5]
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | After Taxes on Distributions | Fidelity Advisor Consumer Discretionary Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	33.44%
Past 5 years	11.36%
Past 10 years	8.90%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | After Taxes on Distributions and Sales | Fidelity Advisor Consumer Discretionary Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	19.80%
Past 5 years	9.63%
Past 10 years	7.74%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
FidelityAdvisorFocusFunds-AMCIZComboPRO | Fidelity Advisor Consumer Discretionary Fund | F1505
Risk/Return:
Label	MSCI U.S. IMI Consumer Discretionary 25-50 Index
Past 1 year	40.48%
Past 5 years	16.61%
Past 10 years	12.59%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.22%, 0.23%, 0.23%, 0.20%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[3]	B Adjusted to reflect current fees.
[4]	B On Class C shares redeemed less than one year after purchase.
[5]	A From October 2, 2018 .